Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position - CAD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		$ 6,004,875	$ 886,125
Additions		3,256,026	5,720,000
Recovery		(688,345)
Write-off		(1,081,250)	(601,250)
Balance at ending		7,491,306	6,004,875
Abitibi Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		1,767,000
Additions			1,767,000
Recovery
Write-off
Balance at ending		1,767,000	1,767,000
Augustus Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		335,000	112,500
Additions		258,290	222,500
Recovery
Write-off
Balance at ending		593,290	335,000
Canadian Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		176,250	80,000
Additions		52,631	96,250
Recovery
Write-off
Balance at ending		228,881	176,250
Electron Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		981,250
Additions		200,000	981,250
Recovery		(530,845)
Write-off
Balance at ending		650,405	981,250
Falcon Lake [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		50,000
Additions		107,500	50,000
Recovery		(157,500)
Write-off
Balance at ending			50,000
Gaspésie Peninsula [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions		288,500
Recovery
Write-off		(288,500)
Balance at ending
Jubilee Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions		20,000
Recovery
Write-off
Balance at ending		20,000
Kokanee Creek [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		932,125	163,375
Additions			768,750
Recovery
Write-off
Balance at ending		932,125	932,125
McNeely [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		820,000
Additions			820,000
Recovery
Write-off
Balance at ending		820,000	820,000
North Spirit [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions		442,105
Recovery
Write-off
Balance at ending		442,105
Red Lake [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		792,750
Additions			792,750
Recovery
Write-off		(792,750)
Balance at ending			792,750
Rose West [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions		884,000
Recovery
Write-off
Balance at ending		884,000
Senay Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions		900,000
Recovery
Write-off
Balance at ending		900,000
Titan Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		150,500	132,500
Additions		28,000	18,000
Recovery
Write-off
Balance at ending		178,500	150,500
Trix Lithium [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions		75,000
Recovery
Write-off
Balance at ending		75,000
Bald Eagle [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions			203,500
Recovery
Write-off			(203,500)
Balance at ending
Phyllis Cobalt [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning			201,750
Additions
Recovery
Write-off	[1]		(201,750)
Balance at ending
Scramble Mine [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning			66,000
Additions
Recovery
Write-off			(66,000)
Balance at ending
Shaw Gold [Member]
Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning			130,000
Additions
Recovery
Write-off			(130,000)
Balance at ending

[1]	Included in the write-off of the Phyllis Cobalt property is $121,000 of previously accrued acquisition costs.